Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) - $ / shares	Jun. 19, 2021	Mar. 31, 2021	Dec. 31, 2020
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common Stock Class A
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value		0.0001	0.0001
Class B Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	0.0001
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Preference shares, par value (in Dollars per share)			0.0001
As Previously Reported [Member] | Common Stock Class A
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock subject to possible redemption, par value			0.0001
Common stock, par value			0.0001
As Previously Reported [Member] | Class B Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value			0.0001
Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Preference shares, par value (in Dollars per share)			0.0001
Restatement Adjustment [Member] | Common Stock Class A
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock subject to possible redemption, par value			0.0001
Common stock, par value			0.0001
Restatement Adjustment [Member] | Class B Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value			0.0001
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Preference shares, par value (in Dollars per share)			0.0001
As Restated [Member] | Common Stock Class A
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock subject to possible redemption, par value			0.0001
Common stock, par value			0.0001
As Restated [Member] | Class B Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value			$ 0.0001